Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Fundstrat Granny Shots US Large Cap & Income ETF
Shareholder Report [Line Items]
Fund Name	Fundstrat Granny Shots US Large Cap & Income ETF
Class Name	Fundstrat Granny Shots US Large Cap ETF
Trading Symbol	GRNI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fundstrat Granny Shots US Large Cap & Income ETF (the "Fund") for the period November 17, 2025 (the Fund's \"Inception\") to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.grannyshots.com. You can also request this information by contacting us at (212) 293-7132 or by writing to Fundstrat Granny Shots US Large Cap & Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(212) 293-7132
Additional Information Website	www.grannyshots.com
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundstrat Granny Shots US Large Cap ETF	$46	0.99%

Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.99%
Net Assets	$ 50,464,000
Holdings Count | Holdings	161
Advisory Fees Paid, Amount	$ 202,063
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$50,464
Number of Holdings	161
Total Advisory Fee Paid	$202,063
Portfolio Turnover Rate	37%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Ten Holdings	(% of Total Net Assets)
Advanced Micro Devices, Inc.	4.2
Quanta Services, Inc.	3.3
GE Vernova, Inc.	3.1
Strategy, Inc.	3.1
Amazon.com, Inc.	3.0
Alphabet, Inc.	3.0
Broadcom, Inc.	2.9
Arista Networks, Inc.	2.9
Netflix, Inc.	2.8
KLA Corp.	2.8

Fundstrat Granny Shots US Small- & Mid-Cap ETF
Shareholder Report [Line Items]
Fund Name	Fundstrat Granny Shots US Small- & Mid-Cap ETF
Class Name	Fundstrat Granny Shots US Small- & Mid-Cap ETF
Trading Symbol	GRNJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fundstrat Granny Shots US Small- & Mid-Cap ETF (the "Fund") for the period November 17, 2025 (the Fund's \"Inception\") to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.grannyshots.com. You can also request this information by contacting us at (212) 293-7132 or by writing to the Fundstrat Granny Shots US Small- & Mid-Cap ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(212) 293-7132
Additional Information Website	www.grannyshots.com
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundstrat Granny Shots US Small- & Mid-Cap ETF	$37	0.75%

Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 456,733,000
Holdings Count | Holdings	60
Advisory Fees Paid, Amount	$ 990,653
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$456,733
Number of Holdings	60
Total Advisory Fee Paid	$990,653
Portfolio Turnover Rate	42%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Ten Holdings	(% of Total Net Assets)
Bloom Energy Corp.	2.9
Lumentum Holdings, Inc.	2.4
Sanmina Corp.	2.3
ON Semiconductor Corp.	2.3
Nebius Group NV	2.2
Comfort Systems USA, Inc.	2.2
HF Sinclair Corp.	2.1
Fabrinet	2.1
IonQ, Inc.	2.1
IES Holdings, Inc.	2.0

Fundstrat Granny Shots US Large Cap ETF
Shareholder Report [Line Items]
Fund Name	Fundstrat Granny Shots US Large Cap ETF
Class Name	Fundstrat Granny Shots US Large Cap ETF
Trading Symbol	GRNY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fundstrat Granny Shots US Large Cap ETF (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.grannyshots.com. You can also request this information by contacting us at (212) 293-7132 or by writing to the Fundstrat Granny Shots US Large Cap ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(212) 293-7132
Additional Information Website	www.grannyshots.com
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundstrat Granny Shots US Large Cap ETF	$38	0.75%

Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 4,364,526,000
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 14,840,800
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$4,364,526
Number of Holdings	41
Total Advisory Fee Paid	$14,840,800
Portfolio Turnover Rate	41%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2026)

Top Ten Holdings	(% of Total Net Assets)
Advanced Micro Devices, Inc.	4.1
Quanta Services, Inc.	3.2
GE Vernova, Inc.	3.0
Amazon.com, Inc.	3.0
Strategy, Inc.	3.0
Alphabet, Inc.	2.9
Broadcom, Inc.	2.9
Arista Networks, Inc.	2.9
Netflix, Inc.	2.8
KLA Corp.	2.7